Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 349,969	$ 375,056
Accounts receivable, net	1,554,342	1,426,438
Inventories	1,525,242	1,396,742
Deferred income tax benefit	229,348	202,899
Prepaid expenses and other current assets	243,816	167,709
Total current assets	3,902,717	3,568,844
Property, plant and equipment, net	1,397,216	1,298,034
Intangible assets, net	2,224,457	2,630,747
Goodwill	3,515,655	3,517,935
Deferred income tax benefit	87,655	39,376
Other assets	804,197	543,207
Total assets	11,931,897	11,598,143
Current liabilities:
Trade accounts payable	777,908	703,235
Short-term borrowings	298,987	128,054
Income taxes payable	33,731	42,880
Current portion of long-term debt and other long-term obligations	98,048	691,614
Deferred income tax liability	1,283	1,215
Other current liabilities	983,546	996,158
Total current liabilities	2,193,503	2,563,156
Long-term debt	5,337,196	4,479,080
Other long-term obligations	771,111	742,210
Deferred income tax liability	274,259	308,915
Total liabilities	8,576,069	8,093,361
Mylan Inc. shareholders’ equity
Common stock — par value $0.50 per share; shares authorized: 1,500,000,000; shares issued: 539,664,386 and 530,315,453 as of December 31, 2012 and December 31, 2011	269,832	265,158
Additional paid-in capital	3,986,746	3,795,373
Retained earnings	2,061,370	1,420,520
Accumulated other comprehensive loss	(86,498)	(87,839)
Total Mylan Inc. shareholders' equity, before treasury stock	6,231,450	5,393,212
Noncontrolling interest	15,110	13,007
Less: treasury stock — at cost; shares: 144,459,210 and 103,637,016 as of December 31, 2012 and December 31, 2011	2,890,732	1,901,437
Total equity	3,355,828	3,504,782
Total liabilities and equity	$ 11,931,897	$ 11,598,143